DELAWARE GROUP INCOME FINDS

Delaware Delchester Fund
Delaware High-Yield Opportunities Fund

(each a "Fund" and collectively, the "Funds")

Supplement to the Funds'
Class A * Class B * Class C * Class R Prospectus
dated November 28, 2007

Effective April 1, 2008, the Funds changed their benchmark index from the Bear Stearns High Yield Index to the Merrill Lynch U.S. High Yield Master II Constrained Index.

For Delaware Delchester Fund only:

The following replaces the table on page 3 entitled, "How has Delaware Delchester Fund performed? - Average annual returns for periods ending 12/31/06."

Average annual returns for periods ending 12/31/06

	1 year	5 years	10 years*
Class A return before taxes	8.67%	11.02%	2.84%
Class A return after taxes on distributions	5.78%	7.62%	(0.77)%
Class A return after taxes on distributions and sale of Fund shares	5.51%	7.34%	0.08%
Class B return before taxes*	8.87%	11.03%	2.73%
Class C return before taxes*	11.85%	11.21%	2.58%
Bear Stearns High Yield Index (reflects no deduction for fees, expenses, or taxes)	11.62%	9.96%	6.48%
Merrill Lynch U.S. High Yield Master II Constrained Index (reflects no deduction for fees, expenses, or taxes)	10.76%	9.94%	6.60%

The Fund's returns above are compared to the performance of the Bear Stearns High Yield Index and the Merrill Lynch U.S. High Yield Master II Constrained Index. The Bear Stearns High Yield Index includes fixed income, non-convertible, U.S. dollar denominated securities rated BB+ or lower by S&P and Ba1 or lower by Moody's, with an outstanding par value of not less than $100 million and more than one year to their maturity date. The Merrill Lynch U.S. High Yield Master II Constrained Index is a market value-weighted index that tracks the public high yield debt market. Issues included in the Merrill Lynch U.S. High Yield Master II Constrained Index have maturities of one year or more and have a credit rating lower than BBB- by S&P and Baa3 by Moody's, but are not in default. The Merrill Lynch U.S. High Yield Master II Constrained Index limits any individual issuer to a maximum of 2% benchmark exposure. Effective April 1, 2008, the Fund changed its benchmark index from the Bear Stearns High Yield Index to the Merrill Lynch U.S. High Yield Master II Constrained Index. It is anticipated that the Fund's portfolio managers will have access to more index-related information with the Fund's new benchmark. You should remember that, unlike the Fund, each Index is unmanaged and does not reflect the actual costs of operating a mutual fund, such as the costs of buying, selling, and holding securities. Maximum sales charges are included in the Fund returns shown above.

After-tax performance is presented only for Class A shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor's individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes. The after-tax rate used is based on the current tax characterization of the elements of the Fund's returns (e.g., qualified vs. non-qualified dividends) and may be different than the final tax characterization of such elements. Past performance, both before and after taxes, is not a guarantee of future results.

*Total returns assume redemption of shares at the end of the period. The 10-year return for Class B shares reflects conversion to Class A shares after approximately 8 years. If shares were not redeemed, the returns (before taxes) for Class B would be 12.87%, 11.23%, and 2.73% for the one-, five-, and 10-year periods, respectively. If shares were not redeemed, the returns before taxes for Class C would be 12.85%, 11.21%, and 2.58% for the one-, five-, and 10-year periods, respectively.

For Delaware High-Yield Opportunities Fund only:

The following replaces the table on page 6 entitled, "How has Delaware High-Yield Opportunities Fund performed? - Average annual returns for periods ending 12/31/06."

Average annual returns for periods ending 12/31/06

	1 year	5 years	10 years or lifetime**
Class A return before taxes	7.31%	10.70%	6.87%
Class A return after taxes on distributions	4.45%	7.44%	3.20%
Class A return after taxes on distributions and sale of Fund shares	4.64%	7.16%	3.47%
Class B return before taxes*	7.59%	10.70%	5.14%
Class C return before taxes*	10.57%	10.94%	5.09%
Class R return before taxes	12.11%	N/A	11.14%
Bear Stearns High Yield Index (reflects no deduction for fees, expenses or taxes)	11.62%	9.96%	6.48%
Merrill Lynch U.S. High Yield Master II Constrained Index (reflects no deduction for fees, expenses, or taxes)	10.76%	9.94%	6.60%

The Fund's returns above are compared to the performance of the Bear Stearns High Yield Index and the Merrill Lynch U.S. High Yield Master II Constrained Index. The Bear Stearns High Yield Index includes fixed income, non-convertible, U.S. dollar denominated securities rated BB+ or lower by S&P and Ba1 or lower by Moody's, with an outstanding par value of not less than $100 million and more than one year to their maturity date. The Merrill Lynch U.S. High Yield Master II Constrained Index is a market value-weighted index that tracks the public high yield debt market. Issues included in the Merrill Lynch U.S. High Yield Master II Constrained Index have maturities of one year or more and have a credit rating lower than BBB- by S&P and Baa3 by Moody's, but are not in default. The Merrill Lynch U.S. High Yield Master II Constrained Index limits any individual issuer to a maximum of 2% benchmark exposure. Effective April 1, 2008, the Fund changed its benchmark index from the Bear Stearns High Yield Index to the Merrill Lynch U.S. High Yield Master II Constrained Index. It is anticipated that the Fund's portfolio managers will have access to more index-related information with the Fund's new benchmark. You should remember that, unlike the Fund, each Index is unmanaged and does not reflect the actual costs of operating a mutual fund, such as the costs of buying, selling, and holding securities. Maximum sales charges are included in the Fund returns shown above.

After-tax performance is presented only for Class A shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor's individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and IRAs. The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes. The after-tax rate used is based on the current tax characterization of the elements of the Fund's returns (e.g., qualified vs. non-qualified dividends) and may be different than the final tax characterization of such elements. Past performance, both before and after taxes, is not a guarantee of future results.

*Total returns assume redemption of shares at the end of period. The lifetime return for Class B shares reflects conversion to Class A shares after approximately eight years. If shares were not redeemed, the returns (before taxes) for Class B would be 11.59%, 10.90%, and 5.14% for the one-year, five-year, and lifetime periods, respectively. If shares were not redeemed, the returns before taxes for Class C would be 11.57%, 10.94%, and 5.09% for the one-year, five-year, and lifetime periods, respectively.

**Lifetime returns are shown if the Fund or Class existed for less than 10 years. The Bear Stearns High Yield Index and the Merrill Lynch U.S. High Yield Master II Constrained Index returns shown are for 10 years because the Fund's Class A shares commenced operations more than 10 years ago. The inception dates for Class B, Class C, and Class R shares were February 17, 1998, February 17, 1998, and June 2, 2003, respectively. The Bear Stearns High Yield Index returns for the Class B, Class C, and Class R lifetimes were 5.53%, 5.53%, and 9.47%, respectively. The Merrill Lynch U.S. High Yield Master II Constrained Index returns for the Class B, Class C, and Class R lifetimes were 5.79%, 5.79%, and 9.43%, respectively. Each Index reports returns on a monthly basis as of the end of the month. As a result, Index returns for Class B and Class C shares' lifetimes reflect the returns from February 28, 1998 through December 31, 2006 and for Class R shares lifetimes reflect the return from June 30, 2003 through December 31, 2006.

Please keep this Supplement for future reference.

This Supplement is dated April 24, 2008.

DELAWARE GROUP INCOME FINDS

Delaware Delchester Fund
Delaware High-Yield Opportunities Fund

(each a "Fund" and collectively, the "Funds")

Supplement to the Funds' Institutional Class Prospectus
dated November 28, 2007

Effective April 1, 2008, the Funds changed their benchmark index from the Bear Stearns High Yield Index to the Merrill Lynch U.S. High Yield Master II Constrained Index.

For Delaware Delchester Fund only:

The following replaces the table on page 3 entitled, "How has Delaware Delchester Fund performed? - Average annual returns for periods ending 12/31/06."

Average annual returns for periods ending 12/31/06

	1 year	5 years	10 years
Return before taxes	14.02%	12.36%	3.59%
Return after taxes on distributions	10.88%	8.82%	(0.14)%
Return after taxes on distributions and sale of Fund shares	8.98%	8.42%	0.64%
Bear Stearns High Yield Index (reflects no deduction for fees, expenses, or taxes)	11.62%	9.96%	6.48%
Merrill Lynch U.S. High Yield Master II Constrained Index (reflects no deduction for fees, expenses, or taxes)	10.76%	9.94%	6.60%

The Fund's returns above are compared to the performance of the Bear Stearns High Yield Index and the Merrill Lynch U.S. High Yield Master II Constrained Index. The Bear Stearns High Yield Index includes fixed income, non-convertible, U.S. dollar denominated securities rated BB+ or lower by S&P and Ba1 or lower by Moody's, with an outstanding par value of not less than $100 million and more than one year to their maturity date. The Merrill Lynch U.S. High Yield Master II Constrained Index is a market value-weighted index that tracks the public high yield debt market. Issues included in the Merrill Lynch U.S. High Yield Master II Constrained Index have maturities of one year or more and have a credit rating lower than BBB- by S&P and Baa3 by Moody's, but are not in default. The Merrill Lynch U.S. High Yield Master II Constrained Index limits any individual issuer to a maximum of 2% benchmark exposure. Effective April 1, 2008, the Fund changed its benchmark index from the Bear Stearns High Yield Index to the Merrill Lynch U.S. High Yield Master II Constrained Index. It is anticipated that the Fund's portfolio managers will have access to more index-related information with the Fund's new benchmark. You should remember that, unlike the Fund, each Index is unmanaged and does not reflect the actual costs of operating a mutual fund, such as the costs of buying, selling, and holding securities.

Actual after-tax returns depend on the investor's individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes. The after-tax rate used is based on the current tax characterization of the elements of the Fund's returns (e.g., qualified vs. non-qualified dividends) and may be different than the final tax characterization of such elements. Past performance, both before and after taxes, is not a guarantee of future results.

For Delaware High-Yield Opportunities Fund only:

The following replaces the table on page 6 entitled, "How has Delaware High-Yield Opportunities Fund performed? - Average annual returns for periods ending 12/31/06."

Average annual returns for periods ending 12/31/06

	1 year	5 years	10 years
Class A return before taxes	12.70%	12.05%	7.66%
Class A return after taxes on distributions	9.58%	8.63%	3.85%
Class A return after taxes on distributions and sale of Fund shares	8.13%	8.25%	4.08%
Bear Stearns High Yield Index (reflects no deduction for fees, expenses or taxes)	11.62%	9.96%	6.48%
Merrill Lynch U.S. High Yield Master II Constrained Index (reflects no deduction for fees, expenses, or taxes)	10.76%	9.94%	6.60%

The Fund's returns above are compared to the performance of the Bear Stearns High Yield Index and the Merrill Lynch U.S. High Yield Master II Constrained Index. The Bear Stearns High Yield Index includes fixed income, non-convertible, U.S. dollar denominated securities rated BB+ or lower by S&P and Ba1 or lower by Moody's, with an outstanding par value of not less than $100 million and more than one year to their maturity date. The Merrill Lynch U.S. High Yield Master II Constrained Index is a market value-weighted index that tracks the public high yield debt market. Issues included in the Merrill Lynch U.S. High Yield Master II Constrained Index have maturities of one year or more and have a credit rating lower than BBB- by S&P and Baa3 by Moody's, but are not in default. The Merrill Lynch U.S. High Yield Master II Constrained Index limits any individual issuer to a maximum of 2% benchmark exposure. Effective April 1, 2008, the Fund changed its benchmark index from the Bear Stearns High Yield Index to the Merrill Lynch U.S. High Yield Master II Constrained Index. It is anticipated that the Fund's portfolio managers will have access to more index-related information with the Fund's new benchmark. You should remember that, unlike the Fund, each Index is unmanaged and does not reflect the actual costs of operating a mutual fund, such as the costs of buying, selling, and holding securities.

Actual after-tax returns depend on the investor's individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and IRAs. The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes. The after-tax rate used is based on the current tax characterization of the elements of the Fund's returns (e.g., qualified vs. non-qualified dividends) and may be different than the final tax characterization of such elements. Past performance, both before and after taxes, is not a guarantee of future results.

Please keep this Supplement for future reference.

This Supplement is dated April 24, 2008.